CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues:
Products	$ 235,870		$ 213,799		$ 198,811
Services	53,849		51,557		49,779
Total revenues	289,719		265,356		248,590
Cost of revenues:
Products	107,651		96,100		97,150
Services	27,219		27,147		28,174
Total cost of revenues	134,870		123,247		125,324
Gross profit	154,849		142,109		123,266
Operating expenses:
Research and development (net of grants and participations in the amount of $0, $378 and $1,308, for the year ended December 31, 2012, 2013 and 2014 respectively)	21,618		22,188		18,497
Selling and marketing	88,580		81,294		75,010
General and administrative	23,435		19,706		20,446
Legal settlements, net			(6,692)
Total operating expenses	133,633		116,496		113,953
Operating income	21,216		25,613		9,313
Finance expenses, net	6,580		5,462		1,464
Income before taxes on income	14,636		20,151		7,849
Taxes on income	1,911		2,758		852
Net income	$ 12,725		$ 17,393		$ 6,997
Basic net income per share	$ 0.37	[1]	$ 0.60	[1]	$ 0.24	[1]
Diluted net income per share	$ 0.36	[1]	$ 0.58	[1]	$ 0.24	[1]

[1]	Adjusted to reflect reverse split and share dividend. (See Note 1(b))